Share Based Compensation - Summary of Share Option Activity (Detail)	12 Months Ended
Mar. 31, 2018 ₨ / shares shares
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of shares, Outstanding at beginning of period | shares	640,590
Number of shares, Granted | shares	549,554
Number of shares, Exercised | shares	(80,976)
Number of shares, Forfeited and added back to ESOP pool | shares	(50,675)
Number of shares, Expired | shares	(256)
Number of shares, Outstanding at end of period | shares	1,058,237
Number of shares, Vested and exercisable | shares	376,779
Weighted average exercise price, Outstanding at beginning of period | ₨ / shares	₨ 427
Weighted average exercise price, Granted | ₨ / shares	913
Weighted average exercise price, Exercised | ₨ / shares	201
Weighted average exercise price, Forfeited and added back to ESOP pool | ₨ / shares	559
Weighted average exercise price, Expired | ₨ / shares	149
Weighted average exercise price, Outstanding at end of period | ₨ / shares	690
Weighted average exercise price, Vested and exercisable | ₨ / shares	₨ 287